Provisions - summary of provisions (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Current provisions	€ 9,009	€ 9,317
Non-current provisions	5,770	6,520
Provisions	14,779	15,837
Product warranty and recall campaigns
Disclosure of other provisions [line items]
Current provisions	2,676	2,905
Non-current provisions	4,049	4,637
Provisions	6,725	7,542
Sales incentives
Disclosure of other provisions [line items]
Current provisions	5,377	5,749
Non-current provisions	0	0
Provisions	5,377	5,749
Legal proceedings and disputes
Disclosure of other provisions [line items]
Current provisions	125	54
Non-current provisions	551	530
Provisions	676	584
Commercial risks
Disclosure of other provisions [line items]
Current provisions	481	250
Non-current provisions	334	412
Provisions	815	662
Restructuring
Disclosure of other provisions [line items]
Current provisions	26	26
Non-current provisions	44	46
Provisions	70	72
Other risks
Disclosure of other provisions [line items]
Current provisions	324	333
Non-current provisions	792	895
Provisions	€ 1,116	€ 1,228